CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED SHARES (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) item $ / shares
CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED SHARES
Number of new shares issued | shares	1,062,500
Net consideration	$ 16,550,000	$ 16,550,000
Converted price (in dollars per share) | $ / shares	$ 2
Strategic investment	$ 25,000,000
Dividend per share (in dollars per share) | $ / shares		$ 0.0001
Number of shares receivable on conversion | item		10
Maximum ownership percentage		4.99%
Temporary ownership increase limit (in percentage)		19.99%
Notice period		61 days
Accretion of convertible redeemable preferred shares to redemption value		$ 0